SEGMENT AND GEOGRAPHIC INFORMATION - Reconciliation from total segment adjusted EBITDA to loss before income tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT AND GEOGRAPHIC INFORMATION
Total segment adjusted EBITDA	€ (74,457)	€ 39,099	€ 19,937
Financial result	(3,824)	9,594	(11,988)
Depreciation and amortization	(7,315)	(6,904)	(6,283)
Share of profit (loss) in equity method investments		(1,057)
Income tax benefit (expense)	1,492	(2,778)	1,924
Income (loss) before income tax	(85,596)	40,732	1,667
Net income (loss) for the period	€ (84,104)	€ 37,954	€ 3,591